UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09471

Nuveen Maryland Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/29/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Maryland Dividend Advantage Municipal Fund (NFM)
	February 29, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 5.3% (3.6% of Total Investments)
	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
$ 540	5.000%, 9/01/16 – SYNCORA GTY Insured	No Opt. Call	BB+	$ 557,339
2,160	5.250%, 9/01/39 – SYNCORA GTY Insured	9/16 at 100.00	BB+	2,031,502
310	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B,	9/16 at 100.00	Ba2	305,837
	5.875%, 9/01/39
650	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	423,092
	Center, Series 2006A, 5.000%, 12/01/31
3,660	Total Consumer Discretionary			3,317,770
	Consumer Staples – 6.8% (4.7% of Total Investments)
	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds,
	Series 2007A:
990	5.250%, 6/01/32	6/17 at 100.00	N/R	900,286
965	5.625%, 6/01/47	6/17 at 100.00	N/R	788,897
10,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2005A,	5/15 at 11.19	BBB–	685,200
	0.000%, 5/15/50
1,960	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	1,939,048
	Series 2002, 5.375%, 5/15/33
13,915	Total Consumer Staples			4,313,431
	Education and Civic Organizations – 13.0% (9.0% of Total Investments)
685	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute,	4/14 at 100.00	A+	702,043
	Series 2004, 5.250%, 4/01/34
125	Maryland Health and HIgher Edcuational Facilities Authority, Revenue Bonds, Patterson Park	7/20 at 100.00	BBB–	126,540
	Public Charter School Issue, Series 2010, 6.000%, 7/01/40
1,500	Maryland Health and Higher Educational Facilities Authority, Educational Facilities Leasehold	5/12 at 100.00	BBB–	1,500,720
	Mortgage Revenue Bonds, McLean School, Series 2001, 6.000%, 7/01/31
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College,	7/14 at 100.00	A–	513,145
	Series 2004, 5.125%, 7/01/34
585	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	No Opt. Call	AA+	728,922
	University, Series 2004, Trust 1003, 13.763%, 1/01/13 (IF)
565	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/17 at 100.00	Baa1	575,933
	College of Art, Series 2007, 5.000%, 6/01/36
475	Maryland Industrial Development Financing Authority, Revenue Bonds, Our Lady of Good Counsel	5/15 at 100.00	N/R	483,859
	High School, Series 2005A, 6.000%, 5/01/35
615	Montgomery County Revenue Authority, Maryland, Lease Revenue Bonds, Montgomery College Arts	5/15 at 100.00	Aa3	669,225
	Center Project, Series 2005A, 5.000%, 5/01/20
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System,
	Series 1999:
175	5.375%, 2/01/19	8/12 at 100.00	BBB–	175,110
410	5.375%, 2/01/29	8/12 at 100.00	BBB–	404,826
265	University of Puerto Rico, University System Revenue Bonds, Series 2006P, 5.000%, 6/01/23	6/16 at 100.00	Baa2	275,566
1,145	University of Puerto Rico, University System Revenue Bonds, Series 2006Q, 5.000%, 6/01/19	6/16 at 100.00	Baa2	1,208,731
900	Westminster, Maryland, Educational Facilities Revenue Bonds, McDaniel College, Series 2006,	11/16 at 100.00	BBB+	856,773
	4.500%, 11/01/36
7,945	Total Education and Civic Organizations			8,221,393
	Health Care – 31.5% (21.7% of Total Investments)
1,325	Maryland Health and Higher Education Facilities Authority, Revenue Bonds, University of	7/16 at 100.00	A	1,362,604
	Maryland Medical System Issue, Series 2006A, 5.000%, 7/01/36
225	Maryland Health and Higher Education Facilities Authority, Revenue Bonds, University of	7/19 at 100.00	A	240,138
	Maryland Medical System Issue, Series 2010, 5.125%, 7/01/39
330	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	7/19 at 100.00	A–	344,916
	Health System, Series 2010, 5.000%, 7/01/40
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	7/12 at 100.00	AA–	1,001,320
	Medical Center, Series 1998, 5.125%, 7/01/28 – AGM Insured
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Memorial	7/12 at 100.00	A3	1,000,800
	Hospital, Series 1998, 5.000%, 7/01/28
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County	7/12 at 100.00	A3	1,008,170
	General Hospital, Series 2002, 6.000%, 7/01/26
400	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll Hospital	7/16 at 100.00	A3	407,228
	Center, Series 2006, 5.000%, 7/01/40
775	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical	7/14 at 100.00	N/R	678,296
	Center, Series 2005, 5.000%, 7/01/37 – RAAI Insured
710	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Doctors Community	7/17 at 100.00	Baa3	712,592
	Hospital, Series 2007A, 5.000%, 7/01/29
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial	7/12 at 100.00	Baa1	500,315
	Hospital, Series 2002, 5.125%, 7/01/35
520	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore	7/12 at 100.00	A	520,260
	Medical Center, Series 2001, 5.000%, 7/01/34
2,225	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kaiser Permanente	7/12 at 100.00	A+	2,232,654
	System, Series 1998A, 5.375%, 7/01/15
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger	7/13 at 100.00	Baa3	1,009,610
	Institute, Series 2003, 5.500%, 7/01/33
485	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/17 at 100.00	AA–	519,760
	System, Series 2008, 5.000%, 7/01/28 – AGC Insured
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A2	743,085
	Series 2004, 5.375%, 8/15/24
1,360	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	5/16 at 100.00	AA+	1,428,109
	Series 2007, 5.250%, 5/15/46 – BHAC Insured
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical	7/12 at 100.00	BBB	1,000,760
	Center Issue, Series 2001, 5.625%, 7/01/31
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical
	Center Issue, Series 2007A:
415	5.000%, 7/01/37	7/17 at 100.00	BBB	405,355
270	5.500%, 7/01/42	7/17 at 100.00	BBB	274,153
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional	7/16 at 100.00	A	718,746
	Medical Center, Series 2006, 5.000%, 7/01/36
750	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins	5/20 at 100.00	AA–	809,363
	Health System Obligated Group Issue, Series 2010, 5.000%, 5/15/40
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of	7/15 at 100.00	A3	1,022,900
	Cecil County, Series 2005, 5.000%, 7/01/35
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County
	Hospital, Series 2008:
980	5.750%, 1/01/38	1/18 at 100.00	BBB–	1,025,580
350	6.000%, 1/01/43	1/18 at 100.00	BBB–	371,049
700	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994,	7/12 at 100.00	B3	642,313
	5.300%, 7/01/24
19,720	Total Health Care			19,980,076
	Housing/Multifamily – 9.1% (6.3% of Total Investments)
1,000	Maryland Community Development Administration, Multifamily Housing Revenue Bonds, Princess	6/12 at 100.00	Aaa	1,000,720
	Anne Apartments, Series 2001D, 5.450%, 12/15/33 (Alternative Minimum Tax)
	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds,
	University of Maryland – Baltimore, Series 2003A:
50	5.000%, 10/01/15	10/13 at 100.00	B3	44,088
210	5.625%, 10/01/23	10/13 at 100.00	B3	154,493
1,800	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Sheppard Pratt	7/12 at 100.50	N/R	1,682,964
	University Village, Series 2001, 6.000%, 7/01/33 – ACA Insured
475	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University	6/16 at 100.00	AA–	486,381
	of Maryland College Park Projects, Series 2006, 5.000%, 6/01/33 – CIFG Insured
750	Montgomery County Housing Opportunities Commission, Maryland, FNMA/FHA-Insured Multifamily	7/12 at 100.00	Aaa	750,458
	Housing Development Bonds, Series 1998A, 5.250%, 7/01/29 (Alternative Minimum Tax)
1,665	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	7/12 at 100.00	Aaa	1,667,331
	Bonds, Series 2000B, 6.200%, 7/01/30 (Alternative Minimum Tax)
5,950	Total Housing/Multifamily			5,786,435
	Housing/Single Family – 9.7% (6.7% of Total Investments)
985	Maryland Community Development Administration Department of Housing and Community Development,	9/18 at 100.00	Aa2	1,041,667
	Residential Revenue Bonds, Series 2008C, 5.375%, 9/01/39
375	Maryland Community Development Administration Department of Housing and Community Development,	3/20 at 100.00	Aa2	403,118
	Residential Revenue Bonds, Series 2010B, 5.250%, 9/01/35
970	Maryland Community Development Administration, Department of Housing and Community	9/14 at 100.00	Aa2	978,458
	Development, Residential Revenue Bonds, Series 2005, 4.900%, 9/01/36 (Alternative
	Minimum Tax) (UB)
	Maryland Community Development Administration, Department of Housing and Community
	Development, Residential Revenue Bonds, Series 2006:
600	4.750%, 9/01/25 (Alternative Minimum Tax) (UB)	9/15 at 100.00	Aa2	611,340
1,200	4.875%, 9/01/26 (Alternative Minimum Tax) (UB)	3/16 at 100.00	Aa2	1,230,240
300	4.900%, 9/01/26 (Alternative Minimum Tax) (UB)	9/15 at 100.00	Aa2	306,760
815	4.900%, 9/01/31 (Alternative Minimum Tax) (UB)	9/16 at 100.00	Aa2	833,998
	Maryland Community Development Administration, Department of Housing and Community
	Development, Residential Revenue Bonds, Series 2007:
250	5.000%, 9/01/27 (Alternative Minimum Tax) (UB)	3/17 at 100.00	Aa2	258,318
500	4.850%, 9/01/37 (Alternative Minimum Tax) (UB)	3/17 at 100.00	Aa2	506,090
5,995	Total Housing/Single Family			6,169,989
	Industrials – 2.0% (1.4% of Total Investments)
810	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Transportation	6/20 at 100.00	Baa3	856,786
	Facilities Project, Series 2010A, 5.750%, 6/01/35
410	Maryland Economic Development Corporation, Solid Waste Disposal Revenue Bonds, Waste	4/12 at 101.00	BBB	415,506
	Management Inc., Series 2002, 4.600%, 4/01/16 (Alternative Minimum Tax)
1,220	Total Industrials			1,272,292
	Long-Term Care – 6.9% (4.8% of Total Investments)
850	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2007A, 5.000%, 1/01/37	1/17 at 100.00	BBB+	857,395
295	Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury Methodist Homes Inc.,	1/20 at 100.00	N/R	326,606
	Series 2009B, 6.000%, 1/01/23
1,585	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Charlestown	1/21 at 100.00	N/R	1,813,906
	Community Issue, Series 2010, 6.125%, 1/01/30
300	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Edenwald, Series	7/16 at 100.00	N/R	299,274
	2006A, 5.400%, 1/01/31
720	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, King Farm	1/17 at 100.00	N/R	641,678
	Presbyterian Community, Series 2007A, 5.250%, 1/01/27
440	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge	7/17 at 100.00	A–	443,172
	Retirement Community, Series 2007, 4.750%, 7/01/34
4,190	Total Long-Term Care			4,382,031
	Tax Obligation/General – 11.8% (8.1% of Total Investments)
565	Anne Arundel County, Maryland, General Obligation Bonds, Series 2006, 5.000%, 3/01/21	3/16 at 100.00	AAA	650,609
1,000	Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series	No Opt. Call	AAA	1,012,350
	2009, 3.000%, 8/01/12
1,000	Baltimore, Maryland, General Obligation Bonds, Consolidated Public Improvements, Series 2011A,	10/21 at 100.00	Aa2	1,178,500
	5.000%, 10/15/29
300	Carroll County, Maryland, Consolidated Public Improvement Bonds, Series 2005A, 5.000%, 12/01/16	12/15 at 100.00	AA+	350,652
600	Frederick, Maryland, General Obligation Bonds, Series 2005, 5.000%, 8/01/16 – NPFG Insured	8/15 at 100.00	AA	691,830
1,000	Maryland National Capital Park Planning Commission, Prince George’s County, General Obligation	1/14 at 100.00	AAA	1,081,110
	Bonds, Park Acquisition and Development, Series 2004EE-2, 5.000%, 1/15/17
750	Maryland, General Obligation Bonds, State and Local Facilities Loan, First Series 2009B,	No Opt. Call	AAA	750,120
	3.000%, 3/01/12
1,360	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	1,611,015
	2006A, 5.000%, 5/01/16
155	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	156,304
	2007A, 5.000%, 5/01/12
6,730	Total Tax Obligation/General			7,482,490
	Tax Obligation/Limited – 26.5% (18.2% of Total Investments)
150	Anne Arundel County, Maryland, Special Obligation Bonds, National Business Park – North	7/18 at 102.00	N/R	155,384
	Project, Series 2010, 6.100%, 7/01/40
145	Anne Arundel County, Maryland, Tax Increment Financing Revenue Bonds, Parole Town Center	No Opt. Call	N/R	146,134
	Project, Series 2002, 5.000%, 7/01/12
120	Baltimore, Maryland, Revenue Refunding Bonds, Convention Center, Series 1998, 5.000%,	9/12 at 100.00	BBB	120,373
	9/01/19 – NPFG Insured
	Fredrick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority,
	Series 2010A:
850	5.000%, 7/01/30	7/20 at 100.00	A–	920,695
1,000	5.000%, 7/01/40	7/20 at 100.00	A–	1,046,780
350	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004,	7/14 at 102.00	N/R	350,634
	5.750%, 7/01/34
1,500	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002,	No Opt. Call	AAA	1,790,160
	5.500%, 2/01/16
1,000	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2004,	No Opt. Call	AAA	1,057,450
	5.000%, 5/01/13
370	Maryland Economic Development Corporation, Lease Revenue Bonds, Montgomery County Town Square	9/12 at 100.00	AA+	379,624
	Parking Garage, Series 2002A, 5.000%, 9/15/13
740	Prince George’s County, Maryland, Lease Revenue Bonds, Upper Marlboro Justice Center, Series	6/13 at 100.00	AA+	784,437
	2003A, 5.000%, 6/30/14 – NPFG Insured
895	Prince George’s County, Maryland, Special Obligation Bonds, National Harbor Project, Series	7/15 at 100.00	N/R	875,274
	2005, 5.200%, 7/01/34
424	Prince George’s County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series	7/13 at 100.00	N/R	408,507
	2005, 5.250%, 7/01/35
	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
1,000	5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	Baa1	1,088,660
500	5.250%, 7/01/33 – NPFG Insured	No Opt. Call	Baa1	547,080
1,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C,	No Opt. Call	BBB+	1,124,520
	5.500%, 7/01/26 – AMBAC Insured
4,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	4,642,344
	2010C, 5.250%, 8/01/41
125	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	A3	143,975
	5.500%, 7/01/19 – NPFG Insured
1,180	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A,	4/12 at 100.00	BBB+	1,183,198
	6.375%, 10/01/19
15,659	Total Tax Obligation/Limited			16,765,229
	Transportation – 5.5% (3.8% of Total Investments)
725	Guam International Airport Authority, Revenue Bonds, Series 2003B, 5.250%, 10/01/19 –	10/13 at 100.00	BBB	748,033
	NPFG Insured
650	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds,	7/12 at 100.00	N/R	650,546
	Johns Hopkins Hospital, Series 2001, 5.000%, 7/01/27 – AMBAC Insured
1,785	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Series	7/17 at 100.00	AA–	1,987,312
	2007, 5.000%, 7/01/30 – AGM Insured (UB)
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC, Sixth Series 1997:
20	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	6/12 at 100.00	Baa1	20,002
70	5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	6/12 at 100.00	BBB	69,999
3,250	Total Transportation			3,475,892
	U.S. Guaranteed – 10.2% (7.1% of Total Investments) (4)
1,015	Baltimore, Maryland, Revenue Refunding Bonds, Water Projects, Series 1998A, 5.000%, 7/01/28 –	No Opt. Call	AA (4)	1,233,113
	FGIC Insured (ETM)
1,405	Maryland Economic Development Corporation, Lease Revenue Bonds, Department of Transportation	6/12 at 100.50	Aaa	1,430,641
	Headquarters Building, Series 2002, 5.375%, 6/01/19 (Pre-refunded 6/01/12)
585	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/14 at 100.00	A2 (4)	648,771
	System, Series 2004A, 5.125%, 7/01/34 (Pre-refunded 7/01/14)
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge	4/13 at 101.00	AA+ (4)	1,071,600
	Retirement Community, Series 2003A, 6.000%, 4/01/35 (Pre-refunded 4/01/13)
485	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities	No Opt. Call	AAA	553,007
	Projects, First Series 1978, 6.800%, 7/01/16 – AMBAC Insured (ETM)
575	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	A3 (4)	741,187
	5.500%, 7/01/19 – NPFG Insured (ETM)
700	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,	6/15 at 100.00	AAA	801,759
	Sewerage Disposal Bonds, Series 2005, 5.000%, 6/01/16 (Pre-refunded 6/01/15)
5,765	Total U.S. Guaranteed			6,480,078
	Utilities – 4.6% (3.2% of Total Investments)
1,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/19 at 100.00	N/R	1,006,100
	7.400%, 9/01/19 (Alternative Minimum Tax)
785	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/22 –	7/15 at 100.00	A3	834,751
	FGIC Insured
1,040	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX, 5.250%, 7/01/40	7/20 at 100.00	A3	1,093,298
2,825	Total Utilities			2,934,149
	Water and Sewer – 2.1% (1.4% of Total Investments)
285	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31 –	7/16 at 100.00	AA	315,686
	AMBAC Insured
540	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2007D, 5.000%, 7/01/32 –	7/17 at 100.00	AA	593,031
	AMBAC Insured
355	Maryland Water Quality Financing Administration, Revolving Loan Fund Revenue Bonds, Series	No Opt. Call	AAA	410,857
	2005A, 5.000%, 9/01/15
1,180	Total Water and Sewer			1,319,574
$ 98,004	Total Investments (cost $87,575,795) – 145.0%			91,900,829
	Floating Rate Obligations – (6.3)%			(3,973,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (41.8)% (5)			(26,485,000)
	Other Assets Less Liabilities – 3.1%			1,942,915
	Net Assets Applicable to Common Shares – 100%			$ 63,385,744

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of February 29, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$91,900,829	$—	$91,900,829

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Municipal Bonds
Balance at the beginning of period	$471,695
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	169,849
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	769
Transfers in to	—
Transfers out of	(642,313)
Balance at the end of period	$—

During the period ended February 29, 2012, the Fund recognized no significant transfers to or from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 29, 2012, the cost of investments was $83,874,592.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 29, 2012, were as follows:

Gross unrealized:
Appreciation	$5,253,157
Depreciation	(1,200,159)
Net unrealized appreciation (depreciation) of investments	$4,052,998

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 28.8%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Maryland Dividend Advantage Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 27, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         April 27, 2012